Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, Equity-Method Investments and Cost-Method Investment - Discontinued Operations - Net of Tax Narrative (Details) - USD ($)
shares in Thousands, $ in Millions
					5 Months Ended	12 Months Ended
		Jun. 24, 2013	Feb. 06, 2013	Jan. 28, 2013	Jun. 24, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-cash exchange of subsidiary senior notes for the retirement of company commercial paper	[1]					$ 0	$ 0	$ 992
Repayments of short-term debt	[1]					0	0	2,479
Noncash transaction sale of subsidiary common stock for company common stock	[2],[3]							11,408
Gain/(loss) on disposal of discontinued operations––net of tax	[4],[5]					$ (6)	$ 55	$ 10,354
Zoetis [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage offered in IPO		80.20%
Receipt of cash and relief of debt obligations in the aggregate during formation and IPO of subsidiary		$ 6,100
Administrative service period					24 months
Manufacturing service period					5 years
Zoetis [Member] | Common Stock [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Company shares received in Exchange Offer		405,117
Noncash transaction sale of subsidiary common stock for company common stock		$ 11,400
Zoetis [Member] | Common Class A [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares exchanged through exchange offer		400,985
Zoetis [Member] | Subsidiaries [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Excess consideration above net book value of divested interest			$ 2,300
Zoetis [Member] | Subsidiaries [Member] | Senior Notes [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt instrument, face amount				$ 3,650
Proceeds from issuance of debt				2,650
Zoetis [Member] | Parent Company [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-cash exchange of subsidiary senior notes for the retirement of company commercial paper				1,000
Amount of cash received by parent during the formation of subsidiary company				$ 2,600
Repayments of short-term debt			$ 2,500
Zoetis [Member] | IPO [Member] | Subsidiaries [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage offered in IPO			19.80%
Zoetis [Member] | IPO [Member] | Subsidiaries [Member] | Common Class A [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares offered in IPO of subsidiary			99,015
Nutrition [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain/(loss) on disposal of discontinued operations––net of tax		$ 10,300

[1]	See Note 2D. Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, Equity-Method Investments and Cost-Method Investment: Divestitures.
[2]	Amounts may not add due to rounding.
[3]	Relates to Zoetis (our former Animal Health subsidiary). See Note 2D. Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, Equity-Method Investments and Cost-Method Investment: Divestitures.
[4]	Amounts may not add due to rounding.
[5]	Includes the Animal Health (Zoetis) business through June 24, 2013, the date of disposal.